Related Party Transactions (Details) - Company's directors and executive team [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 8.8	$ 7.8
Share-based payments	4.5	4.2
Amounts payable, related party transactions	$ 13.3	$ 12.0